RESERVES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance at beginning of year	¥ 653,111
Distribution to sellers in the business combination of entities under common control (Note 35)		¥ (6,124)
Other contributions	4,869	1,973	¥ 3,325
Transaction With Non-controlling Interests	(1,713)	(8,192)	(125)
Other equity movements under the equity method	(1,009)
Purchase of own shares	(4,179)
Net income attributable to owners of the Company	66,153	71,975	33,443
Final dividend inspect of the previous year, approved and paid during the year (Note (e))	(37,532)	(15,739)	(23,004)
Interim dividend (Note (f))	(19,371)	(19,371)	(8,475)
Other comprehensive income	21,829	17,507	315
Amounts transferred to initial carrying amount of hedged items	(15,802)	(19,950)	1
Others	(275)	399	(1,958)
Balance at end of year	664,810	653,111
Capital Reserve [Member]
Distribution to sellers in the business combination of entities under common control (Note 35)		(6,124)
Other contributions	2,678
Transaction With Non-controlling Interests		(1,396)	(138)
Other equity movements under the equity method	(1,009)
Others	22	319	870
Share Premium [Member]
Purchase of own shares	(3,004)
Statutory Reserve [Member]
Appropriation	4,610	3,944	1,857
Other Reserves [Member]
Other comprehensive income	19,126	17,574	1,406
Amounts transferred to initial carrying amount of hedged items	(15,363)	(19,302)	(47)
Others	149	723	200
Retained Earnings [Member]
Final dividend inspect of the previous year, approved and paid during the year (Note (e))	(37,532)	(15,739)	(23,004)
Interim dividend (Note (f))	(19,371)	(19,371)	(8,475)
Appropriation	(4,610)	(3,944)	(1,857)
Other comprehensive income			(12)
Others	(150)	(802)	(665)
The Company
Balance at beginning of year	653,111
Balance at end of year	664,810	653,111
The Company | Capital Reserve [Member]
Balance at beginning of year	27,062	34,263
Distribution to sellers in the business combination of entities under common control (Note 35)		(6,124)
Other contributions	2,678
Transaction With Non-controlling Interests		(1,396)
Other equity movements under the equity method	(1,009)
Others	22	319
Balance at end of year	28,753	27,062	34,263
The Company | Share Premium [Member]
Balance at beginning of year	55,850	55,850
Purchase of own shares	(3,004)
Balance at end of year	52,846	55,850	55,850
The Company | Statutory Reserve [Member]
Balance at beginning of year	96,224	92,280
Appropriation	4,610	3,944	1,857
Balance at end of year	100,834	96,224	92,280
The Company | Reserve Of Discretionary Participation Features [Member]
Balance at beginning of year	117,000	117,000
Balance at end of year	117,000	117,000	117,000
The Company | Other Reserves [Member]
Balance at beginning of year	2,495	3,500
Other comprehensive income	19,126	17,574
Amounts transferred to initial carrying amount of hedged items	(15,363)	(19,302)
Others	149	723
Balance at end of year	6,407	2,495	3,500
The Company | Retained Earnings [Member]
Balance at beginning of year	354,480	322,361
Net income attributable to owners of the Company	66,153	71,975
Final dividend inspect of the previous year, approved and paid during the year (Note (e))	(37,532)	(15,739)
Interim dividend (Note (f))	(19,371)	(19,371)
Appropriation	(4,610)	(3,944)
Others	(150)	(802)
Balance at end of year	¥ 358,970	¥ 354,480	¥ 322,361